INVENTORIES, NET	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 － INVENTORIES, NET

	As of
	December 31, 2025	June 30, 2026
Inventories at warehouse	$2,003,528	$2,102,679
Inventories at showroom	481,389	547,617
	2,484,917	2,650,296
Less: allowance for obsolete inventories	(1,007,472)	(1,186,691)
Goods in transit	8,122,045	8,554,600
Inventory at subcontractor	-	102,312
Total	$9,599,490	$10,120,517

For the six months ended June 30, 2025 and 2026, the Company evaluated the probable losses on inventories and recorded the provision for allowance for obsolete inventories of $40,053 and $196,995, respectively.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)